Discontinued Operations	12 Months Ended
Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued Operations

NOTE 34: DISCONTINUED OPERATIONS

On March 3, 2020, the Company sold its two wholly owned French subsidiaries, Neurofit SAS and PC SAS, which carried out all the Group’s contract service business. The sale price of Euro 1,790,029 is the amount of intercompany debt owed by the Company to the subsidiaries for scientific research conducted by them on the Company’s drug candidates and this debt was assumed by the purchaser upon acquisition of the two companies.

Costs incurred by the Company in relation to this transaction were A$207,143. The disposal of the contract service operations is consistent with the Group’s long-term policy to focus its activities on the clinical trial of BNC210 for the treatment of PTSD.

(a) Analysis Assets and Liabilities Over Which Control Was Lost

Year ended June 30, 2020
A$
Current assets
Cash and cash equivalents	800,849
Trade and other receivables	1,047,259
Research and development incentives receivable	770,054
Inventories	692,832
Other assets	85,115

Non-current assets
Property, plant and equipment	2,006,977
Right-to-use asset – rented property	1,424,365
Other intangible assets	574

Current liabilities
Trade and other payables	(2,312,900)
Lease liability – rented property	(161,723)
Provisions	(446,148)
Other liabilities	(204,860)

Non-current liabilities
Other payables	(816,663)
Lease liability – rented property	(1,278,599)
Deferred tax liabilities	(514,962)
Net assets disposed of	1,092,170

(b) Loss on Disposal of Subsidiary

2020
A$
Net assets disposed of	(1,092,170)
Costs relating to the disposal incurred by the Company	(207,143)
Loss on disposal	(1,299,313)

(c) Net Cash Outflow on Disposal of Subsidiaries

2020
A$
Cash and cash equivalent balances disposed of	(800,849)
Costs relating to the disposal incurred by the Company	(207,143)
Net cash outflow	(1,007,992)

(d) Analysis of (Loss)/Profit for the Year from Discontinued Operations

The combined results of the discontinued operation (contract service business) included in the loss for the year ended June 30, 2020 are set out below.

2020
A$
Revenue	3,422,584
Other income	391,505
3,814,089
Expenses	(4,242,502)
Loss before income tax benefit	(428,413)
Income tax benefit	40,968
(387,445)
Loss on disposal of operations including a cumulative gain of A$496,811 recycled from foreign currency translation reserve to profit and loss	(911,868)
Attributable income tax expenses	-
(911,868)
Loss from discontinued operations	(1,299,313)

(e) Analysis of Cash Flows from Discontinued Operations

The cash flows from discontinued operations for the year ended June 30, 2020 are set out below:

Cash flows for the year from discontinued operations	2020
A$
Inflows from operating activities	470,767
Outflows from investing activities	(7,704)
Outflows from financing activities	(100,489)
Net cash flow	362,574